General Information and Statement of Compliance - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash and cash equivalents	€ 12,445	€ 30,018	€ 17,234	€ 39,338
Short-term investments, classified as cash equivalents	€ 0	€ 0